Summary of Change in Balance Sheet Position of Product-Related Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Liability Contingency [Line Items]
Reserve at beginning of the year	$ 51.3	$ 36.4	$ 29.9
Change in reserve	37.9	37.9	21.3
Cash payments	(26.5)	(20.9)	(15.2)
Translation difference	(1.9)	(2.1)	0.4
Reserve at end of the year	$ 60.8	$ 51.3	$ 36.4